Consolidated Statements of Comprehensive Income (Loss) (unaudited) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenues
Revenues		$ 15,984	$ 13,195	$ 45,767	$ 38,813
Expenses
Purchased Product, Transportation and Blending		8,353	8,545	25,027	25,956
Operating		1,445	1,594	4,313	4,971
(Gain) Loss on Risk Management		7	(2)	80	(79)
Depreciation, Depletion, Amortization and Exploration Expense		1,496	1,323	4,468	3,829
(Income) Loss From Equity-Accounted Affiliates		(18)	(9)	(79)	(45)
General and Administrative		371	220	1,000	570
Finance Costs, Net		147	154	522	404
Integration, Transaction and Other Costs		27	44	95	123
Foreign Exchange (Gain) Loss, Net		(54)	157	288	(196)
(Gain) Loss on Divestiture of Assets		(96)	(106)	(186)	(109)
Other (Income) Loss, Net		(55)	(22)	(148)	(54)
Earnings (Loss) Before Income Tax		4,361	1,297	10,387	3,443
Income Tax Expense (Recovery)		1,001	11	2,587	447
Net Earnings (Loss)		3,360	1,286	7,800	2,996
Items That Will not be Reclassified to Profit or Loss:
Actuarial Gain (Loss) Relating to Pension and Other Post-Employment Benefits		(6)	2	2	10
Change in the fair value of equity instruments at FVOCI	[1]	(1)	(19)	3	(23)
Items That may be Reclassified to Profit or Loss:
Foreign Currency Translation Adjustment		(6)	(1,009)	503	(1,681)
Total Other Comprehensive Income (Loss), Net of Tax		(13)	(1,026)	508	(1,694)
Comprehensive Income (Loss)		$ 3,347	$ 260	$ 8,308	$ 1,302
Net Earnings (Loss) Per Common Share ($)
Net earnings (loss) per share — basic (CAD per share)		$ 1.84	$ 0.72	$ 4.21	$ 1.65
Net earnings (loss) per share — diluted (CAD per share)		$ 1.83	$ 0.72	$ 4.20	$ 1.65

[1]	Fair value through other comprehensive income (loss) (“FVOCI”).